Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	SECURITY MID CAP GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000088676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
SECURITY MID CAP GROWTH FUND (First Prospectus Summary) | SECURITY MID CAP GROWTH FUND | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECUX
SECURITY MID CAP GROWTH FUND (First Prospectus Summary) | SECURITY MID CAP GROWTH FUND | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEUBX
SECURITY MID CAP GROWTH FUND (First Prospectus Summary) | SECURITY MID CAP GROWTH FUND | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUFCX